(Loss)/earnings per share (Tables)	12 Months Ended
Jun. 30, 2022
(Loss)/earnings per share
Schedule of (loss)/earnings per share

	2022	2021	2020
Loss for the year (£’000)	(115,510)	(92,216)	(23,233)
Basic loss per share (pence)	(70.86)	(56.60)	(14.14)
Diluted loss per share (pence)(1)	(70.86)	(56.60)	(14.14)

Schedule of weighted average number of shares

	2022	2021	2020
	Number	Number	Number
	‘000	‘000	‘000
Class A ordinary shares	51,952	41,939	40,573
Class B ordinary shares	112,732	122,683	124,000
Treasury shares	(1,683)	(1,683)	(320)
Weighted average number of ordinary shares used as the denominator in calculating basic loss per share	163,001	162,939	164,253
Adjustment for calculation of diluted loss per share assumed conversion into Class A ordinary shares(1)	—	—	—
Weighted average number of ordinary shares and potential ordinary shares used as the denominator in calculating diluted (loss)/earnings per share(1)	163,001	162,939	164,253
(1)	For the years ended 30 June 2022, 30 June 2021 and 30 June 2020, potential ordinary shares are anti-dilutive, as their inclusion in the diluted loss per share calculation would reduce the loss per share, and hence have been excluded.